SEGMENT AND GEOGRAPHIC INFORMATION - Sales by Geographical Area (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 39,184	$ 33,330
Total Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	14,434	12,799
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	8,052	7,277
Brazil
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,388	1,889
Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,707	1,520
Mexico
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,059	1,089
Argentina
Disclosure of geographical areas [line items]
Revenue from contracts with customers	580	559
Others Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	648	465
Total Europe
Disclosure of geographical areas [line items]
Revenue from contracts with customers	20,214	16,426
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,527	2,828
France
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,399	2,076
Poland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,387	1,758
Spain
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,343	1,798
Italy
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,675	1,371
Turkey
Disclosure of geographical areas [line items]
Revenue from contracts with customers	941	825
Czech Republic
Disclosure of geographical areas [line items]
Revenue from contracts with customers	935	720
United Kingdom
Disclosure of geographical areas [line items]
Revenue from contracts with customers	756	670
Belgium
Disclosure of geographical areas [line items]
Revenue from contracts with customers	673	521
Russia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	656	637
Netherlands
Disclosure of geographical areas [line items]
Revenue from contracts with customers	614	569
Romania
Disclosure of geographical areas [line items]
Revenue from contracts with customers	354	300
Others Europe
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,954	2,353
Total Asia & Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,536	4,105
South Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,555	1,256
Morocco
Disclosure of geographical areas [line items]
Revenue from contracts with customers	334	278
Egypt
Disclosure of geographical areas [line items]
Revenue from contracts with customers	104	85
Rest of Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	549	493
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	311	329
Kazakhstan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	275	182
South Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	173	157
India
Disclosure of geographical areas [line items]
Revenue from contracts with customers	54	95
Rest of Asia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 1,181	$ 1,230